CASH AND BANK BALANCES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash on hand	¥ 35	¥ 42
Cash at banks	8,981	2,286
Cash and bank balances	¥ 9,016	¥ 2,328